Accounting Policies - Summary Of Policies Applied To The Group's Intangible Assets - (Detail)	12 Months Ended
Dec. 31, 2025
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Description of useful life, intangible assets other than goodwill	Indefinite
Amortisation method, intangible assets other than goodwill	No amortization
Description Of Intangible Asset Recognition	Acquired
Technology know how [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation method, intangible assets other than goodwill	Amortized on a straight-line basis over the period of the technology know-how
Description Of Intangible Asset Recognition	Internally generated
Technology know how [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Technology know how [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Description Of Intangible Asset Recognition	Internally generated